T. ROWE PRICE Short Duration Income Fund
February 28, 2025 (Unaudited)

Portfolio of Investments
‡
Par/Shares $ Value
(Amounts in 000s)
‡
ASSET-BACKED SECURITIES  27.0%
Car Loan  5.2%
Ally Auto Receivables Trust
Series 2023-A, Class B
6.01%, 1/17/34 (1) 57 57
Ally Bank Auto Credit-Linked Notes
Series 2024-A, Class C
6.022%, 5/17/32 (1) 181 184
Ally Bank Auto Credit-Linked Notes
Series 2024-B, Class C
5.215%, 9/15/32 (1) 217 218
ARI Fleet Lease Trust
Series 2024-B, Class A2
5.54%, 4/15/33 (1) 99 99
Avis Budget Rental Car Funding AESOP
Series 2019-3A, Class B
2.65%, 3/20/26 (1) 25 25
Avis Budget Rental Car Funding AESOP
Series 2020-1A, Class B
2.68%, 8/20/26 (1) 100 99
Avis Budget Rental Car Funding AESOP
Series 2022-5A, Class C
6.24%, 4/20/27 (1) 100 101
Avis Budget Rental Car Funding AESOP
Series 2023-2A, Class C
6.18%, 10/20/27 (1) 100 101
Bayview Opportunity Master Fund VII
Series 2024-CAR1, Class C, FRN
SOFR30A + 1.50%, 5.852%, 12/26/31 (1) 163 164
CarMax Auto Owner Trust
Series 2022-4, Class D
8.08%, 4/16/29  200 211
CarMax Auto Owner Trust
Series 2023-2, Class D
6.55%, 10/15/29  135 140
Carvana Auto Receivables Trust
Series 2021-N3, Class B
0.66%, 6/12/28  76 73
Carvana Auto Receivables Trust
Series 2021-N4, Class D
2.30%, 9/11/28  36 34
Carvana Auto Receivables Trust
Series 2024-N2, Class B
5.67%, 9/10/30 (1) 60 61

T. ROWE PRICE Short Duration Income Fund

Par/Shares $ Value
(Amounts in 000s)
‡
Carvana Auto Receivables Trust
Series 2024-N2, Class C
5.82%, 9/10/30 (1) 80 82
Enterprise Fleet Financing
Series 2022-2, Class A2
4.65%, 5/21/29 (1) 10 10
Enterprise Fleet Financing
Series 2023-2, Class A2
5.56%, 4/22/30 (1) 149 150
Exeter Automobile Receivables Trust
Series 2022-1A, Class C
2.56%, 6/15/28  14 14
Exeter Automobile Receivables Trust
Series 2022-4A, Class D
5.98%, 12/15/28  45 45
Exeter Automobile Receivables Trust
Series 2024-1A, Class A3
5.31%, 8/16/27  28 28
Ford Credit Floorplan Master Owner Trust
Series 2023-1, Class D
6.62%, 5/15/28 (1) 145 147
Ford Credit Floorplan Master Owner Trust
Series 2024-1, Class B
5.48%, 4/15/29 (1) 100 102
GM Financial Consumer Automobile Receivables Trust
Series 2023-1, Class B
5.03%, 9/18/28  35 35
GM Financial Consumer Automobile Receivables Trust
Series 2023-3, Class C
5.92%, 2/16/29  45 46
GMF Floorplan Owner Revolving Trust
Series 2023-1, Class B
5.73%, 6/15/28 (1) 230 232
Honda Auto Receivables Owner Trust
Series 2021-4, Class A4
1.14%, 6/21/28  40 40
Huntington Bank Auto Credit-Linked Notes
Series 2024-1, Class B1
6.153%, 5/20/32 (1) 176 179
Huntington Bank Auto Credit-Linked Notes
Series 2024-2, Class B1
5.442%, 10/20/32 (1) 218 219
Navistar Financial Dealer Note Master Owner Trust
Series 2024-1, Class C
6.13%, 4/25/29 (1) 35 35

T. ROWE PRICE Short Duration Income Fund

Par/Shares $ Value
(Amounts in 000s)
‡
Navistar Financial Dealer Note Master Owner Trust II
Series 2023-1, Class A
6.18%, 8/25/28 (1) 173 174
Santander Bank Auto Credit-Linked Notes
Series 2023-B, Class D
6.663%, 12/15/33 (1) 197 201
Santander Bank Auto Credit-Linked Notes
Series 2024-A, Class C
5.818%, 6/15/32 (1) 250 253
Santander Consumer Auto Receivables Trust
Series 2021-CA, Class C
2.97%, 6/15/28 (1) 58 58
Securitized Term Auto Receivables Trust
Series 2025-A, Class B
5.038%, 7/25/31 (1) 47 47
Wheels Fleet Lease Funding 1
Series 2024-1A, Class A1
5.49%, 2/18/39 (1) 97 98
3,762
Home Equity  0.3%
BRAVO Residential Funding Trust
Series 2021-HE2, Class B1, FRN
SOFR30A + 2.40%, 6.752%, 11/25/69 (1) 250 250
250
Other Asset-Backed Securities  20.2%
Alinea
Series 2018-1A, Class BR, CLO, FRN
3M TSFR + 1.15%, 5.453%, 7/20/31 (1) 250 250
AMSR Trust
Series 2020-SFR3, Class B
1.806%, 9/17/37 (1) 150 148
AMSR Trust
Series 2020-SFR3, Class C
2.056%, 9/17/37 (1) 155 153
Amur Equipment Finance Receivables X
Series 2022-1A, Class C
2.37%, 4/20/28 (1) 150 148
Amur Equipment Finance Receivables XI
Series 2022-2A, Class A2
5.30%, 6/21/28 (1) 33 33
Amur Equipment Finance Receivables XIII
Series 2024-1A, Class B
5.37%, 1/21/31 (1) 100 101
Amur Equipment Finance Receivables XIII
Series 2024-1A, Class C
5.55%, 1/21/31 (1) 200 204

T. ROWE PRICE Short Duration Income Fund

Par/Shares $ Value
(Amounts in 000s)
‡
Apidos XXXII
Series 2019-32A, Class DR, CLO, FRN
3M TSFR + 2.75%, 7.04%, 1/20/33 (1) 250 250
Applebee's Funding
Series 2019-1A, Class A2II
4.723%, 6/5/49 (1) 50 49
Arbys Funding
Series 2020-1A, Class A2
3.237%, 7/30/50 (1) 167 160
Barings
Series 2018-4A, Class BR, CLO, FRN
3M TSFR + 1.80%, 6.102%, 10/15/30 (1) 250 251
Battalion XII
Series 2018-12A, Class BRR, CLO, FRN
3M TSFR + 1.20%, 5.519%, 5/17/31 (1) 250 250
Battalion XV
Series 2020-15A, Class A1RR, CLO, FRN
3M TSFR + 0.98%, 5.284%, 1/17/33 (1) 260 260
Battalion XV
Series 2020-15A, Class CR, CLO, FRN
3M TSFR + 1.90%, 6.204%, 1/17/33 (1) 250 250
Blue Owl Asset Leasing Trust
Series 2024-1A, Class D
8.00%, 12/15/31 (1) 250 252
BlueMountain
Series 2016-3A, Class A1R2, CLO, FRN
3M TSFR + 1.20%, 5.523%, 11/15/30 (1) 143 143
BRE Grand Islander Timeshare Issuer
Series 2019-A, Class A
3.28%, 9/26/33 (1) 18 18
CIFC Funding
Series 2016-1A, Class D1R3, CLO, FRN
3M TSFR + 2.30%, 6.593%, 10/21/31 (1) 250 249
Clarus Capital Funding
Series 2024-1A, Class B
4.79%, 8/20/32 (1) 100 100
Clover
Series 2019-1A, Class ARR, CLO, FRN
3M TSFR + 1.00%, 4/18/35 (1)(2) 250 250
CyrusOne Data Centers Issuer I
Series 2024-2A, Class A2
4.50%, 5/20/49 (1) 110 107
DB Master Finance
Series 2019-1A, Class A2II
4.021%, 5/20/49 (1) 90 89

T. ROWE PRICE Short Duration Income Fund

Par/Shares $ Value
(Amounts in 000s)
‡
Dell Equipment Finance Trust
Series 2024-1, Class D
6.12%, 9/23/30 (1) 100 102
Dell Equipment Finance Trust
Series 2024-2, Class B
4.82%, 8/22/30 (1) 100 100
Dell Equipment Finance Trust
Series 2024-2, Class D
5.29%, 2/24/31 (1) 100 101
DLLAD
Series 2023-1A, Class A2
5.19%, 4/20/26 (1) 9 9
DLLAD
Series 2023-1A, Class A3
4.79%, 1/20/28 (1) 52 52
Driven Brands Funding
Series 2019-2A, Class A2
3.981%, 10/20/49 (1) 92 91
Dryden 45 Senior Loan Fund
Series 2016-45A, Class BRR, CLO, FRN
3M TSFR + 1.65%, 5.952%, 10/15/30 (1) 250 250
Elara HGV Timeshare Issuer
Series 2019-A, Class A
2.61%, 1/25/34 (1) 35 35
Elara HGV Timeshare Issuer
Series 2019-A, Class C
3.45%, 1/25/34 (1) 16 15
FirstKey Homes Trust
Series 2020-SFR2, Class D
1.968%, 10/19/37 (1) 225 221
FOCUS Brands Funding
Series 2023-2, Class A2
8.241%, 10/30/53 (1) 148 159
Fortress Credit Bsl VII
Series 2019-1A, Class BR, CLO, FRN
3M TSFR + 1.65%, 5.94%, 7/23/32 (1) 250 250
Fortress Credit BSL VIII
Series 2019-2A, Class A2R, CLO, FRN
3M TSFR + 1.40%, 5.693%, 10/20/32 (1) 250 251
Fortress Credit BSL XV
Series 2022-2A, Class AR, CLO, FRN
3M TSFR + 1.40%, 5.693%, 10/18/33 (1) 250 251
Frontier Issuer
Series 2023-1, Class C
11.50%, 8/20/53 (1) 120 128

T. ROWE PRICE Short Duration Income Fund

Par/Shares $ Value
(Amounts in 000s)
‡
Goto Foods Funding
Series 2017-1A, Class A2II
5.093%, 4/30/47 (1) 92 92
Hardee's Funding
Series 2020-1A, Class A2
3.981%, 12/20/50 (1) 240 229
Hilton Grand Vacations Trust
Series 2018-AA, Class C
4.00%, 2/25/32 (1) 49 49
Hilton Grand Vacations Trust
Series 2019-AA, Class B
2.54%, 7/25/33 (1) 45 44
Hilton Grand Vacations Trust
Series 2023-1A, Class C
6.94%, 1/25/38 (1) 53 55
Home Partners of America Trust
Series 2022-1, Class D
4.73%, 4/17/39 (1) 95 93
HPEFS Equipment Trust
Series 2023-2A, Class D
6.97%, 7/21/31 (1) 100 102
HPEFS Equipment Trust
Series 2024-2A, Class D
5.82%, 4/20/32 (1) 100 102
Jack in the Box Funding
Series 2022-1A, Class A2I
3.445%, 2/26/52 (1) 357 343
Madison Park Funding XXIV
Series 2016-24A, Class CR2, CLO, FRN
3M TSFR + 2.05%, 6.343%, 10/20/29 (1) 250 250
Madison Park Funding XXIX
Series 2018-29A, Class BR, CLO, FRN
3M TSFR + 1.80%, 6.093%, 10/18/30 (1) 250 250
Marble Point XII
Series 2018-1A, Class A, CLO, FRN
3M TSFR + 1.272%, 5.579%, 7/16/31 (1) 104 104
Marble Point XIV
Series 2018-2A, Class A12R, CLO, FRN
3M TSFR + 1.20%, 5.493%, 1/20/32 (1) 216 216
Marble Point XV
Series 2019-1A, Class A1R2, CLO, FRN
3M TSFR + 1.04%, 5.33%, 7/23/32 (1) 237 238
MMAF Equipment Finance
Series 2020-A, Class A3
0.97%, 4/9/27 (1) 54 53

T. ROWE PRICE Short Duration Income Fund

Par/Shares $ Value
(Amounts in 000s)
‡
MVW
Series 2021-1WA, Class C
1.94%, 1/22/41 (1) 28 26
MVW
Series 2021-2A, Class C
2.23%, 5/20/39 (1) 73 69
MVW
Series 2023-1A, Class C
6.54%, 10/20/40 (1) 103 105
Northwoods Capital XIV-B
Series 2018-14BA, Class AR, CLO, FRN
3M TSFR + 1.25%, 5.565%, 11/13/31 (1) 179 179
OCP
Series 2014-7A, Class A1RR, CLO, FRN
3M TSFR + 1.382%, 5.675%, 7/20/29 (1) 5 5
Octagon Investment Partners 39
Series 2018-3A, Class AR, CLO, FRN
3M TSFR + 1.15%, 5.443%, 10/20/30 (1) 118 119
Octagon Investment Partners XXI
Series 2014-1A, Class A2R4, CLO, FRN
3M TSFR + 1.15%, 2/14/31 (1)(2) 250 250
Octane Receivables Trust
Series 2021-2A, Class A
1.21%, 9/20/28 (1) 3 3
Octane Receivables Trust
Series 2022-1A, Class B
4.90%, 5/22/28 (1) 150 150
Octane Receivables Trust
Series 2022-2A, Class A
5.11%, 2/22/28 (1) 13 13
Octane Receivables Trust
Series 2022-2A, Class C
6.29%, 7/20/28 (1) 200 204
Octane Receivables Trust
Series 2023-1A, Class A
5.87%, 5/21/29 (1) 23 23
Octane Receivables Trust
Series 2024-1A, Class A2
5.68%, 5/20/30 (1) 72 73
Octane Receivables Trust
Series 2024-3A, Class C
5.51%, 10/20/31 (1) 100 101
OZLM Funding II
Series 2012-2A, Class A1A2, CLO, FRN
3M TSFR + 1.20%, 5.487%, 7/30/31 (1) 97 97

T. ROWE PRICE Short Duration Income Fund

Par/Shares $ Value
(Amounts in 000s)
‡
PEAC Solutions Receivables
Series 2025-1A, Class A3
5.04%, 7/20/32 (1) 100 101
Post Road Equipment Finance
Series 2024-1A, Class C
5.81%, 10/15/30 (1) 100 102
Progress Residential
Series 2021-SFR3, Class A
1.637%, 5/17/26 (1) 148 144
Progress Residential
Series 2021-SFR3, Class E1
2.538%, 5/17/26 (1) 250 244
Progress Residential
Series 2021-SFR3, Class E2
2.688%, 5/17/26 (1) 100 98
Progress Residential Trust
Series 2021-SFR6, Class E1
2.425%, 7/17/38 (1) 200 193
Progress Residential Trust
Series 2021-SFR8, Class C
1.931%, 10/17/38 (1) 200 193
Regatta XIII Funding
Series 2018-2A, Class CR, CLO, FRN
3M TSFR + 2.70%, 7.002%, 7/15/31 (1) 250 251
Romark II
Series 2018-2A, Class A2R, CLO, FRN
3M TSFR + 1.65%, 5.95%, 7/25/31 (1) 250 251
Sabey Data Center Issuer
Series 2020-1, Class A2
3.812%, 4/20/45 (1) 10 10
Sabey Data Center Issuer
Series 2021-1, Class A2
1.881%, 6/20/46 (1) 100 96
SCF Equipment Leasing
Series 2023-1A, Class A3
6.17%, 5/20/32 (1) 235 241
SCF Equipment Trust
Series 2025-1A, Class A2
4.82%, 7/22/30 (1) 150 150
SEB Funding
Series 2024-1A, Class A2
7.386%, 4/30/54 (1) 85 88
Sierra Timeshare Receivables Funding
Series 2020-2A, Class B
2.32%, 7/20/37 (1) 45 44

T. ROWE PRICE Short Duration Income Fund

Par/Shares $ Value
(Amounts in 000s)
‡
Sierra Timeshare Receivables Funding
Series 2021-1A, Class B
1.34%, 11/20/37 (1) 40 39
Sierra Timeshare Receivables Funding
Series 2021-1A, Class C
1.79%, 11/20/37 (1) 13 13
Sierra Timeshare Receivables Funding
Series 2021-1A, Class D
3.17%, 11/20/37 (1) 341 332
Sierra Timeshare Receivables Funding
Series 2021-2A, Class A
1.35%, 9/20/38 (1) 132 129
SOUND POINT XXII
Series 2019-1A, Class BRR, CLO, FRN
3M TSFR + 1.65%, 5.943%, 1/20/32 (1) 250 250
Symphony XIX
Series 2018-19A, Class B, CLO, FRN
3M TSFR + 1.612%, 5.919%, 4/16/31 (1) 250 250
Symphony XXIII
Series 2020-23A, Class AR2, CLO, FRN
3M TSFR + 0.90%, 5.216%, 1/15/34 (1) 250 250
TCI-Flatiron
Series 2018-1A, Class BR, CLO, FRN
3M TSFR + 1.662%, 5.955%, 1/29/32 (1) 250 250
THL Credit Wind River
Series 2015-1A, Class A1R3, CLO, FRN
3M TSFR + 1.20%, 5.493%, 10/20/30 (1) 81 81
THL Credit Wind River
Series 2019-3A, Class CR2, CLO, FRN
3M TSFR + 2.00%, 6.302%, 4/15/31 (1) 145 145
TIAA
Series 2016-1A, Class ARR, CLO, FRN
3M TSFR + 1.25%, 5.543%, 7/20/31 (1) 144 145
TPIC SPV I
Series 2024-1A, Class A
7.131%, 11/30/44, Acquisition Date: 12/10/24, Cost $129 (3)(4) 129 129
Tricon Residential Trust
Series 2024-SFR2, Class A
4.75%, 6/17/40 (1) 100 100
Trinitas IX
Series 2018-9A, Class ARRR, CLO, FRN
3M TSFR + 1.20%, 5.493%, 1/20/32 (1) 136 136
Trinitas VI
Series 2017-6A, Class ARRR, CLO, FRN
3M TSFR + 1.33%, 5.63%, 1/25/34 (1) 250 250

T. ROWE PRICE Short Duration Income Fund

Par/Shares $ Value
(Amounts in 000s)
‡
Trinitas VII
Series 2017-7A, Class A1R2, CLO, FRN
3M TSFR + 1.06%, 1/25/35 (1)(2) 250 250
Verdant Receivables
Series 2023-1A, Class A2
6.24%, 1/13/31 (1) 70 71
Verdant Receivables
Series 2024-1A, Class A2
5.68%, 12/12/31 (1) 94 96
Voya
Series 2018-3A, Class BR2, CLO, FRN
3M TSFR + 1.80%, 6.102%, 10/15/31 (1) 250 251
14,740
Student Loan  1.3%
Navient Private Education Loan Trust
Series 2020-A, Class A2A
2.46%, 11/15/68 (1) 43 41
Navient Private Education Refi Loan Trust
Series 2019-A, Class A2A
3.42%, 1/15/43 (1) 16 16
Navient Private Education Refi Loan Trust
Series 2019-CA, Class A2
3.13%, 2/15/68 (1) 164 161
Navient Private Education Refi Loan Trust
Series 2019-D, Class A2A
3.01%, 12/15/59 (1) 58 56
Navient Private Education Refi Loan Trust
Series 2019-GA, Class A
2.40%, 10/15/68 (1) 36 35
Navient Private Education Refi Loan Trust
Series 2020-DA, Class A
1.69%, 5/15/69 (1) 64 60
SMB Private Education Loan Trust
Series 2017-B, Class B
3.50%, 12/16/41 (1) 150 145
SMB Private Education Loan Trust
Series 2020-A, Class A2A
2.23%, 9/15/37 (1) 260 250
SMB Private Education Loan Trust
Series 2021-A, Class A2A1, FRN
1M TSFR + 0.844%, 5.158%, 1/15/53 (1) 123 122

T. ROWE PRICE Short Duration Income Fund

Par/Shares $ Value
(Amounts in 000s)
‡
SMB Private Education Loan Trust
Series 2021-A, Class B
2.31%, 1/15/53 (1) 87 84
970
Total Asset-Backed Securities (Cost $19,552) 19,722
BANK LOANS  1.0% (5)
Communications  0.3%
Clear Channel International, 7.50%, 4/1/27 (3) 135 135
CSC Holdings, FRN, 1M TSFR + 2.50%, 7.174%, 4/15/27  79 74
209
Consumer Cyclical  0.0%
IRB Holding, FRN, 1M TSFR + 2.50%, 12/15/27 (2) 40 40
40
Consumer Non-Cyclical  0.2%
Bausch + Lomb, FRN, 1M TSFR + 3.25%, 7.674%, 5/10/27  128 128
128
Insurance  0.3%
Asurion , FRN, 1M TSFR + 3.25%, 7.688%, 12/23/26  101 101
Asurion , FRN, 1M TSFR + 5.25%, 9.688%, 1/31/28  100 98
199
Technology  0.2%
Sabre GLBL, FRN, 1M TSFR + 3.50%, 12/17/27 (2) 150 146
146
Total Bank Loans (Cost $718) 722
CORPORATE BONDS  33.9%
Banking  6.8%
American Express, VR, 5.645%, 4/23/27 (6) 200 202
Banco de Bogota, 6.25%, 5/12/26  200 201
Bank of America, VR, 5.08%, 1/20/27 (6) 150 151
Barclays, VR, 5.086%, 2/25/29 (6) 200 201
Barclays, VR, 5.304%, 8/9/26 (6) 200 201
Barclays, VR, 7.325%, 11/2/26 (6) 200 203
Capital One Financial, VR, 5.70%, 2/1/30 (6) 35 36
Capital One Financial, VR, 6.312%, 6/8/29 (6) 225 234
Danske Bank, VR, 4.613%, 10/2/30 (1)(6) 200 197
Danske Bank, VR, 5.427%, 3/1/28 (1)(6) 200 203
HDFC Bank, 5.686%, 3/2/26  200 202
HSBC Holdings, VR, 4.899%, 3/3/29 (6) 200 200
HSBC Holdings, VR, 5.13%, 11/19/28 (6) 200 201

T. ROWE PRICE Short Duration Income Fund

Par/Shares $ Value
(Amounts in 000s)
‡
HSBC Holdings, VR, 5.597%, 5/17/28 (6) 200 203
Ipoteka -Bank ATIB, 5.50%, 11/19/25  200 199
JPMorgan Chase, VR, 4.979%, 7/22/28 (6) 200 201
JPMorgan Chase, VR, 5.04%, 1/23/28 (6) 95 96
Lloyds Banking Group, VR, 5.462%, 1/5/28 (6) 200 202
NatWest Group, VR, 7.472%, 11/10/26 (6) 200 204
PNC Financial Services Group, VR, 4.758%, 1/26/27 (6) 120 120
Santander Holdings USA, VR, 6.124%, 5/31/27 (6) 20 20
Societe Generale , VR, 5.50%, 4/13/29 (1)(6) 200 202
Standard Chartered, VR, 5.688%, 5/14/28 (1)(6) 200 203
Standard Chartered, VR, 6.17%, 1/9/27 (1)(6)(7) 200 202
Truist Financial, VR, 6.047%, 6/8/27 (6) 200 204
U.S. Bancorp, VR, 5.384%, 1/23/30 (6) 30 31
UBS Group, VR, 4.488%, 5/12/26 (1)(6) 200 200
Wells Fargo, VR, 4.54%, 8/15/26 (6) 150 150
Wells Fargo, Series W, VR, 4.90%, 1/24/28 (6) 120 121
4,990
Basic Industry  2.8%
Celanese U.S. Holdings, 1.40%, 8/5/26  150 142
Celanese U.S. Holdings, 6.05%, 3/15/25  42 42
Celanese U.S. Holdings, 6.415%, 7/15/27  147 150
CVR Partners, 6.125%, 6/15/28 (1) 160 157
Endeavour Mining, 5.00%, 10/14/26  205 202
FMC, 3.45%, 10/1/29  200 184
Klabin Austria, 4.875%, 9/19/27  200 198
LG Chem , 4.375%, 7/14/25  200 200
Nutrien , 4.90%, 3/27/28  50 50
Orbia Advance, 4.00%, 10/4/27 (1) 220 212
POSCO, 5.625%, 1/17/26 (1) 200 202
Sasol Financing USA, 4.375%, 9/18/26  260 251
Sherwin-Williams, 4.55%, 3/1/28  40 40
2,030
Brokerage Asset Managers Exchanges  1.0%
AG Issuer, 6.25%, 3/1/28 (1) 160 159
LPL Holdings, 5.70%, 5/20/27  291 297
LPL Holdings, 6.75%, 11/17/28  45 47
LSEGA Financing, 1.375%, 4/6/26 (1) 200 193
696
Capital Goods  1.3%
AGCO, 5.45%, 3/21/27  250 253
BAE Systems, 5.00%, 3/26/27 (1) 200 202
Boeing, 2.196%, 2/4/26  80 78
Boeing, 3.20%, 3/1/29  100 93

T. ROWE PRICE Short Duration Income Fund

Par/Shares $ Value
(Amounts in 000s)
‡
Boeing, 6.259%, 5/1/27  133 137
Huntington Ingalls Industries, 5.353%, 1/15/30  25 25
Owens Corning, 5.50%, 6/15/27  50 51
Regal Rexnord, 6.05%, 2/15/26  75 76
Republic Services, 4.875%, 4/1/29  20 20
935
Communications  3.1%
American Tower, 3.55%, 7/15/27  200 195
Axian Telecom, 7.375%, 2/16/27  200 201
Clear Channel Outdoor Holdings, 5.125%, 8/15/27 (1) 30 29
Crown Castle, 4.30%, 2/15/29  250 245
Crown Castle, 5.00%, 1/11/28  175 177
Crown Castle, 5.60%, 6/1/29  105 108
Crown Castle Towers, 4.241%, 7/15/28 (1) 250 243
KT, 4.125%, 2/2/28 (1) 200 198
SBA Tower Trust, 1.631%, 11/15/26 (1) 150 141
SBA Tower Trust, 4.831%, 10/15/29 (1) 250 249
SBA Tower Trust, 6.599%, 1/15/28 (1) 115 119
Univision Communications, 6.625%, 6/1/27 (1) 160 160
VEON Holdings, 4.00%, 4/9/25  200 200
2,265
Consumer Cyclical  4.8%
Advance Auto Parts, 5.90%, 3/9/26  140 141
BMW U.S. Capital, 4.60%, 8/13/27 (1) 75 75
Carnival, 7.625%, 3/1/26 (1) 145 145
Cencosud , 4.375%, 7/17/27 (1) 200 197
Daimler Truck Finance North America, 5.00%, 1/15/27 (1) 150 151
Daimler Truck Finance North America, 5.15%, 1/16/26 (1) 150 151
Darden Restaurants, 4.35%, 10/15/27  85 84
Dollar General, 4.125%, 5/1/28  200 196
Ford Motor Credit, 6.798%, 11/7/28  200 207
General Motors Financial, 5.05%, 4/4/28  275 275
General Motors Financial, 5.35%, 7/15/27  250 253
General Motors Financial, 5.40%, 4/6/26  155 156
General Motors Financial, 5.40%, 5/8/27  80 81
General Motors Financial, 5.55%, 7/15/29  45 46
Hyundai Capital America, 5.50%, 3/30/26 (1) 80 81
Hyundai Capital America, 5.65%, 6/26/26 (1) 200 202
Hyundai Capital America, 6.25%, 11/3/25 (1) 50 50
Marriott International, 4.90%, 4/15/29  21 21
Sands China, 3.80%, 1/8/26  200 197
Uber Technologies, 4.50%, 8/15/29 (1) 138 136
VF, 2.40%, 4/23/25  150 150

T. ROWE PRICE Short Duration Income Fund

Par/Shares $ Value
(Amounts in 000s)
‡
VF, 2.80%, 4/23/27  100 95
Volkswagen Group of America Finance, 4.85%, 8/15/27 (1) 200 200
Volkswagen Group of America Finance, 6.00%, 11/16/26 (1) 200 203
3,493
Consumer Non-Cyclical  3.0%
Cencora , 4.625%, 12/15/27  55 55
Cencora , 4.85%, 12/15/29  30 30
CSL Finance, 3.85%, 4/27/27 (1) 25 24
CVS Health, 2.875%, 6/1/26  80 78
CVS Health, 4.30%, 3/25/28  250 246
HCA, 5.00%, 3/1/28 (7) 220 222
HCA, 5.25%, 4/15/25  200 200
HCA, 5.625%, 9/1/28  200 205
Hikma Finance USA, 3.25%, 7/9/25  200 199
Icon Investments Six, 5.809%, 5/8/27  200 204
IQVIA, 6.25%, 2/1/29  65 67
LifePoint Health, 11.00%, 10/15/30 (1) 180 198
Mattel, 5.875%, 12/15/27 (1) 150 151
Solventum , 5.45%, 2/25/27  105 107
Teva Pharmaceutical Finance Netherlands III, 3.15%, 10/1/26  185 179
2,165
Electric  1.1%
AES, 3.30%, 7/15/25 (1) 100 99
American Electric Power, 5.20%, 1/15/29  105 107
American Electric Power, 5.699%, 8/15/25  90 90
Constellation Energy Generation, 3.25%, 6/1/25  200 199
DTE Energy, 4.95%, 7/1/27  40 40
FirstEnergy Transmission, 4.55%, 1/15/30  30 30
Pacific Gas & Electric, 3.50%, 6/15/25  100 100
PacifiCorp, 5.10%, 2/15/29  30 30
Vistra Operations, 5.05%, 12/30/26 (1) 40 40
Vistra Operations, 5.125%, 5/13/25 (1) 58 58
793
Energy  3.6%
Columbia Pipelines Holding, 6.055%, 8/15/26 (1) 5 5
Crescent Energy Finance, 9.25%, 2/15/28 (1) 120 125
Diamondback Energy, 5.20%, 4/18/27  40 40
Enbridge, 5.90%, 11/15/26  60 61
Enbridge, 6.00%, 11/15/28  50 52
Energy Transfer, 2.90%, 5/15/25  100 100
Energy Transfer, 5.25%, 7/1/29  120 122
EnLink Midstream Partners, 4.85%, 7/15/26  66 66
Geopark , 5.50%, 1/17/27  200 198

T. ROWE PRICE Short Duration Income Fund

Par/Shares $ Value
(Amounts in 000s)
‡
GS Caltex, 1.625%, 7/27/25  200 198
HF Sinclair, 5.75%, 1/15/31  125 127
Kosmos Energy, 7.125%, 4/4/26  200 198
NGL Energy Operating, 8.125%, 2/15/29 (1) 160 163
Occidental Petroleum, 3.20%, 8/15/26  150 146
Occidental Petroleum, 5.00%, 8/1/27  65 65
Occidental Petroleum, 5.20%, 8/1/29  70 70
ONEOK, 4.25%, 9/24/27  115 114
ONEOK, 5.55%, 11/1/26  60 61
Sabine Pass Liquefaction, 5.875%, 6/30/26  162 164
South Bow USA Infrastructure Holdings, 4.911%, 9/1/27 (1) 80 80
Tengizchevroil Finance International, 4.00%, 8/15/26  200 196
Valero Energy, 5.15%, 2/15/30  60 61
Williams, 5.30%, 8/15/28  200 204
2,616
Finance Companies  0.9%
AerCap Ireland Capital, 6.10%, 1/15/27  150 154
Avolon Holdings Funding, 6.375%, 5/4/28 (1) 115 119
GATX, 5.40%, 3/15/27  40 41
Midcap Financial Issuer Trust, 6.50%, 5/1/28 (1) 200 197
Navient , 5.00%, 3/15/27  85 84
OneMain Finance, 3.50%, 1/15/27  85 82
677
Financial Other  0.3%
Emaar Sukuk , 3.635%, 9/15/26  200 197
197
Industrial Other  0.5%
Albion Financing 1, 6.125%, 10/15/26 (1) 200 200
Bidvest Group U.K., 3.625%, 9/23/26  200 194
394
Insurance  2.6%
Athene Global Funding, 5.684%, 2/23/26 (1) 230 233
Centene , 4.625%, 12/15/29  375 360
CNO Global Funding, 1.75%, 10/7/26 (1) 150 143
CNO Global Funding, 4.95%, 9/9/29 (1) 45 45
Corebridge Financial, 3.65%, 4/5/27  200 196
Corebridge Global Funding, 5.20%, 1/12/29 (1) 40 41
GA Global Funding Trust, 5.40%, 1/13/30 (1) 150 153
Health Care Service Corp. A Mutual Legal Reserve, 5.20%,
6/15/29 (1) 65 66
Humana, 1.35%, 2/3/27  70 66
Humana, 5.75%, 3/1/28  25 26
Jackson National Life Global Funding, 5.50%, 1/9/26 (1) 175 176

T. ROWE PRICE Short Duration Income Fund

Par/Shares $ Value
(Amounts in 000s)
‡
Jackson National Life Global Funding, 5.60%, 4/10/26 (1) 250 252
Principal Life Global Funding II, 4.60%, 8/19/27 (1) 55 55
Sammons Financial Group Global Funding, 5.05%, 1/10/28 (1) 55 56
1,868
Natural Gas  0.0%
NiSource, 5.25%, 3/30/28  25 25
25
Real Estate Investment Trusts  0.4%
MPT Operating Partnership, 5.00%, 10/15/27 (7) 95 85
Service Properties Trust, 4.75%, 10/1/26  189 184
269
Technology  1.5%
Atlassian , 5.25%, 5/15/29  40 41
CDW, 5.10%, 3/1/30  30 30
Foundry JV Holdco, 5.50%, 1/25/31 (1) 200 203
Foundry JV Holdco, 5.90%, 1/25/30 (1) 200 208
Micron Technology, 5.375%, 4/15/28  150 153
SK Hynix, 6.25%, 1/17/26 (1) 200 203
Western Union, 1.35%, 3/15/26  304 293
1,131
Transportation  0.2%
Penske Truck Leasing, 5.35%, 1/12/27 (1) 40 41
Penske Truck Leasing, 5.75%, 5/24/26 (1) 105 106
147
Total Corporate Bonds (Cost $24,467) 24,691
FOREIGN GOVERNMENT OBLIGATIONS &
MUNICIPALITIES  2.4%
Government Sponsored  0.2%
EQUATE Petrochemical, 5.00%, 5/18/25  200 200
200
Owned No Guarantee  2.2%
Axiata, 4.357%, 3/24/26  200 199
Bank Mandiri Persero , 5.50%, 4/4/26  200 201
Bank Negara Indonesia Persero , 3.75%, 3/30/26  200 196
Corp. Nacional del Cobre de Chile, 3.00%, 9/30/29  230 209
Ma'aden Sukuk , 5.25%, 2/13/30 (1) 200 201
Pertamina Persero , 1.40%, 2/9/26  200 194
QNB Finance, 1.375%, 1/26/26  200 194

T. ROWE PRICE Short Duration Income Fund

Par/Shares $ Value
(Amounts in 000s)
‡
State Bank of India, 1.80%, 7/13/26  200 193
1,587
Total Foreign Government Obligations & Municipalities
(Cost $1,783) 1,787
NON-U.S. GOVERNMENT MORTGAGE-BACKED
SECURITIES  7.3%
Collateralized Mortgage Obligations  3.6%
Angel Oak Mortgage Trust
Series 2024-9, Class A2, CMO, STEP
5.341%, 9/25/69 (1) 161 160
Bellemeade Re
Series 2022-1, Class M1B, CMO, ARM
SOFR30A + 2.15%, 6.502%, 1/26/32 (1) 184 185
COLT Mortgage Loan Trust
Series 2020-3, Class A1, CMO, ARM
1.506%, 4/27/65 (1) 8 8
COLT Mortgage Loan Trust
Series 2024-6, Class A2, CMO, STEP
5.644%, 11/25/69 (1) 194 194
COLT Mortgage Loan Trust
Series 2024-INV4, Class A3, CMO, STEP
6.111%, 5/25/69 (1) 95 96
COLT Mortgage Loan Trust
Series 2025-INV2, Class A1, CMO, STEP
5.601%, 2/25/70 (1) 115 115
Connecticut Avenue Securities Trust
Series 2021-R01, Class 1M2, CMO, ARM
SOFR30A + 1.55%, 5.902%, 10/25/41 (1) 148 149
Cross Mortgage Trust
Series 2024-H6, Class A2, CMO, STEP
5.383%, 9/25/69 (1) 204 203
EFMT
Series 2024-INV2, Class A1, CMO, ARM
5.035%, 10/25/69 (1) 98 98
EFMT
Series 2024-INV2, Class A2, CMO, ARM
5.289%, 10/25/69 (1) 98 98
EFMT
Series 2024-NQM1, Class A1B, CMO, STEP
5.81%, 11/25/69 (1) 181 182
Flagstar Mortgage Trust
Series 2019-1INV, Class A11, CMO, ARM
1M TSFR + 1.064%, 5.384%, 10/25/49 (1) 14 14

T. ROWE PRICE Short Duration Income Fund

Par/Shares $ Value
(Amounts in 000s)
‡
Flagstar Mortgage Trust
Series 2020-1INV, Class A11, CMO, ARM
1M TSFR + 0.964%, 5.284%, 3/25/50 (1) 66 64
Freddie Mac Whole Loan Securities Trust
Series 2017-SC02, Class M1, CMO, ARM
3.859%, 5/25/47 (1) 89 87
JPMorgan Mortgage Trust
Series 2019-INV2, Class A3, CMO, ARM
3.50%, 2/25/50 (1) 68 61
MFA Trust
Series 2021-INV1, Class A1, CMO, ARM
0.852%, 1/25/56 (1) 43 41
New Residential Mortgage Loan Trust
Series 2021-NQ1R, Class A3, CMO, ARM
1.198%, 7/25/55 (1) 42 38
OBX Trust
Series 2019-EXP3, Class 1A9, CMO, ARM
3.50%, 10/25/59 (1) 93 84
OBX Trust
Series 2019-EXP3, Class 2A1, CMO, ARM
1M TSFR + 1.014%, 5.334%, 10/25/59 (1) 33 33
OBX Trust
Series 2019-INV2, Class A25, CMO, ARM
4.00%, 5/27/49 (1) 37 35
OBX Trust
Series 2020-EXP1, Class 2A1B, CMO, ARM
1M TSFR + 0.864%, 5.184%, 2/25/60 (1) 54 53
RCKT Mortgage Trust
Series 2024-CES8, Class A1A, CMO, STEP
5.49%, 11/25/44 (1) 101 101
Starwood Mortgage Residential Trust
Series 2020-INV1, Class A3, CMO, ARM
1.593%, 11/25/55 (1) 15 14
Structured Agency Credit Risk Debt Notes
Series 2021-DNA5, Class M2, CMO, ARM
SOFR30A + 1.65%, 6.002%, 1/25/34 (1) 40 40
Structured Agency Credit Risk Debt Notes
Series 2023-HQA3, Class A1, CMO, ARM
SOFR30A + 1.85%, 6.202%, 11/25/43 (1) 93 94
Structured Agency Credit Risk Debt Notes
Series 2025-DNA1, Class A1, CMO, ARM
SOFR30A + 0.95%, 5.302%, 1/25/45 (1) 28 28
Verus Securitization Trust
Series 2019-INV3, Class A3, CMO, ARM
4.10%, 11/25/59 (1) 50 50

T. ROWE PRICE Short Duration Income Fund

Par/Shares $ Value
(Amounts in 000s)
‡
Verus Securitization Trust
Series 2020-1, Class A3, CMO, STEP
3.724%, 1/25/60 (1) 46 45
Verus Securitization Trust
Series 2021-2, Class A3, CMO, ARM
1.545%, 2/25/66 (1) 108 96
Verus Securitization Trust
Series 2021-R2, Class A3, CMO, ARM
1.227%, 2/25/64 (1) 43 40
Verus Securitization Trust
Series 2023-8, Class A2, CMO, STEP
6.664%, 12/25/68 (1) 82 83
2,589
Commercial Mortgage-Backed Securities  3.6%
Alen Mortgage Trust
Series 2021-ACEN, Class A, ARM
1M TSFR + 1.264%, 5.576%, 4/15/34 (1) 70 67
BANK
Series 2024-BNK47, Class A1
5.523%, 6/15/57  32 32
BANK5
Series 2024-5YR11, Class AS
6.139%, 11/15/57  55 57
BANK5
Series 2024-5YR12, Class AS, ARM
6.122%, 12/15/57  95 99
BANK5
Series 2024-5YR9, Class A1
4.889%, 8/15/57  182 183
BBCMS Mortgage Trust
Series 2024-5C27, Class A1
5.502%, 7/15/57  16 16
BBCMS Trust
Series 2015-SRCH, Class D, ARM
4.957%, 8/10/35 (1) 100 92
Benchmark Mortgage Trust
Series 2024-V11, Class AM, ARM
6.201%, 11/15/57  55 57
Benchmark Mortgage Trust
Series 2024-V6, Class A1
5.568%, 3/15/57  50 50
Benchmark Mortgage Trust
Series 2024-V8, Class A1
5.514%, 7/15/57  27 27
BX Commercial Mortgage Trust
Series 2024-GPA3, Class B, ARM
1M TSFR + 1.642%, 5.954%, 12/15/39 (1) 55 55

T. ROWE PRICE Short Duration Income Fund

Par/Shares $ Value
(Amounts in 000s)
‡
BX Commercial Mortgage Trust
Series 2024-MDHS, Class B, ARM
1M TSFR + 1.841%, 6.153%, 5/15/41 (1) 161 161
BX Commercial Mortgage Trust
Series 2024-SLCT, Class C, ARM
1M TSFR + 2.392%, 6.704%, 1/15/42 (1) 155 155
CAMB Commercial Mortgage Trust
Series 2019-LIFE, Class A, ARM
1M TSFR + 1.367%, 5.679%, 12/15/37 (1) 200 200
CD Mortgage Trust
Series 2016-CD1, Class B, ARM
3.077%, 8/10/49  100 82
Citigroup Commercial Mortgage Trust
Series 2013-375P, Class B, ARM
3.518%, 5/10/35 (1) 150 150
Citigroup Commercial Mortgage Trust
Series 2016-C1, Class AS
3.514%, 5/10/49  200 195
Commercial Mortgage Trust
Series 2015-CR23, Class AM
3.801%, 5/10/48  100 100
HILT Commercial Mortgage Trust
Series 2024-ORL, Class C, ARM
1M TSFR + 2.44%, 6.752%, 5/15/37 (1) 105 105
HYT Commercial Mortgage Trust
Series 2024-RGCY, Class A, ARM
1M TSFR + 1.841%, 6.153%, 9/15/41 (1) 120 121
JPMorgan Chase Commercial Mortgage Securities Trust
Series 2018-WPT, Class BFL, ARM
1M TSFR + 1.489%, 5.802%, 7/5/33 (1) 59 54
JPMorgan Chase Commercial Mortgage Securities Trust
Series 2020-609M, Class B, ARM
1M TSFR + 2.134%, 6.446%, 10/15/33 (1) 100 99
MED Commercial Mortgage Trust
Series 2024-MOB, Class A, ARM
1M TSFR + 1.592%, 5.903%, 5/15/41 (1) 100 99
Morgan Stanley Bank of America Merrill Lynch Trust
Series 2015-C24, Class AS, ARM
4.036%, 5/15/48  190 186
SDR Commercial Mortgage Trust
Series 2024-DSNY, Class B, ARM
1M TSFR + 1.741%, 6.053%, 5/15/39 (1) 100 100
TX Trust
Series 2024-HOU, Class B, ARM
1M TSFR + 2.091%, 6.403%, 6/15/39 (1) 100 100
2,642

T. ROWE PRICE Short Duration Income Fund

Par/Shares $ Value
(Amounts in 000s)
‡
Residential Mortgage  0.1%
Finance of America HECM Buyout
Series 2024-HB1, Class A1A, ARM
4.00%, 10/1/34 (1) 87 86
86
Total Non-U.S. Government Mortgage-Backed Securities
(Cost $5,380) 5,317
U.S. GOVERNMENT & AGENCY MORTGAGE-BACKED
SECURITIES  6.2%
U.S. Government Agency Obligations  5.9%
Federal Home Loan Mortgage, UMBS
4.50%, 9/1/52 - 10/1/53  378 364
5.50%, 10/1/54  42 42
6.00%, 10/1/54 - 12/1/54  163 167
Federal Home Loan Mortgage Multifamily Structured PTC,
2.958%, 7/25/26  45 45
Federal Home Loan Mortgage Multifamily Structured PTC, ARM
3.78%, 10/25/28  250 246
4.06%, 10/25/28  106 105
Federal National Mortgage Assn., UMBS
4.50%, 10/1/37 - 2/1/54  256 253
5.00%, 5/1/53 - 10/1/53  987 973
5.50%, 8/1/53 - 10/1/54  698 704
6.00%, 6/1/54  259 265
6.50%, 2/1/54  849 877
UMBS, TBA, 5.00%, 3/1/55 (8) 285 280
4,321
U.S. Government Obligations  0.3%
Government National Mortgage Assn.
6.00%, 2/20/40 - 12/20/40  178 186
186
Total U.S. Government & Agency Mortgage-Backed
Securities (Cost $4,495) 4,507
U.S. GOVERNMENT AGENCY OBLIGATIONS
(EXCLUDING MORTGAGE-BACKED)  16.2%
U.S. Treasury Obligations  16.2%
U.S. Treasury Notes, 3.50%, 9/30/26 (9) 1,020 1,012
U.S. Treasury Notes, 3.75%, 8/31/26  700 697
U.S. Treasury Notes, 4.00%, 12/15/27  320 320

T. ROWE PRICE Short Duration Income Fund

Par/Shares $ Value
(Amounts in 000s)
‡
U.S. Treasury Notes, 4.125%, 10/31/26  1,125 1,127
U.S. Treasury Notes, 4.125%, 1/31/27  1,395 1,398
U.S. Treasury Notes, 4.125%, 11/15/27  1,115 1,119
U.S. Treasury Notes, 4.25%, 11/30/26  2,115 2,123
U.S. Treasury Notes, 4.25%, 12/31/26  2,025 2,034
U.S. Treasury Notes, 4.25%, 1/15/28  1,425 1,436
U.S. Treasury Notes, 4.375%, 7/31/26  570 572
Total U.S. Government Agency Obligations (Excluding
Mortgage-Backed) (Cost $11,798) 11,838
SHORT-TERM INVESTMENTS  7.6%
Commercial Paper  2.7%
4(2)  2.7%(10)
Brunswick, 4.905%, 3/6/25  350 350
Canadian Natural Resources, 4.821%, 3/25/25  350 349
Conagra Foods, 4.73%, 3/7/25  350 350
Crown Castle International, 4.819%, 3/13/25  250 249
FMC, 5.072%, 3/28/25  350 349
Harley-Davidson Financial Services, 4.894%, 4/2/25  350 348
1,995
Money Market Funds  4.9%
T. Rowe Price Government Reserve Fund, 4.41% (11)(12) 3,540 3,540
3,540
Total Short-Term Investments (Cost $5,535) 5,535
SECURITIES LENDING COLLATERAL  0.7%
INVESTMENTS IN A POOLED ACCOUNT THROUGH
SECURITIES LENDING PROGRAM WITH STATE STREET
BANK AND TRUST COMPANY 0.7%
Money Market Funds 0.7%
T. Rowe Price Government Reserve Fund, 4.41% (11)(12) 497 497
Total Investments in a Pooled Account through Securities
Lending Program with State Street Bank and Trust
Company 497
Total Securities Lending Collateral (Cost $497) 497

T. ROWE PRICE Short Duration Income Fund

(Amounts in 000s, except for contracts)
OPTIONS PURCHASED 0.1%
OTC Options Purchased 0.1%
Counterparty Description Contracts
Notional
Amount $ Value
Goldman Sachs
Credit Default
Swap, Protection
Bought (Relevant
Credit: Markit CDX.
NA.IG-S43, 5 Year
Index, 12/20/29),
Pay 1.00% Quarterly,
Receive upon credit
default, 3/19/25 @
0.48%* (13) 1 7,110 9
Morgan Stanley
5 Year Interest
Rate Swap, 1/16/31
Receive Fixed
3.50% Annually,
Pay Variable
4.39% (SOFR)
Annually, 1/14/26 @
3.50%* (13) 1 3,015 43
Total Options Purchased (Cost $24) 52
Total Investments in Securities 102.4%
(Cost $74,249) $ 74,668
Other Assets Less Liabilities (2.4)% (1,770)
Net Assets 100.0% $ 72,898
‡ Par/Shares and Notional Amount are denominated in U.S. dollars unless otherwise noted.
* Exercise Spread
(1) Security was purchased pursuant to Rule 144A under the Securities Act of
1933 and may be resold in transactions exempt from registration only to qualified institutional buyers. Total value of such securities at period-end amounts to $31,863 and represents 43.7% of net assets.
(2) All or a portion of this loan is unsettled as of February 28, 2025. The interest rate for unsettled loans will be determined upon settlement after period end.
(3) Level 3 in fair value hierarchy.

T. ROWE PRICE Short Duration Income Fund

.
.
.
.
.
.
.
.
.
.
(4) Security cannot be offered for public resale without first being registered under the Securities Act of 1933 and related rules ("restricted security").
Acquisition date represents the day on which an enforceable right to acquire such security is obtained and is presented along with related cost in the security description. The fund may have registration rights for certain restricted securities. Any costs related to such registration are generally borne by the issuer. The aggregate value of restricted securities (excluding
144A holdings) at period end amounts to $129 and represents 0.2% of net assets.
(5) Bank loan positions may involve multiple underlying tranches. In those instances, the position presented reflects the aggregate of those respective underlying tranches and the rate presented reflects the weighted average rate of the settled positions.
(6) Security is a fix-to-float security, which carries a fixed coupon until a certain date, upon which it switches to a floating rate. Reference rate and spread are provided if the rate is currently floating.
(7) All or a portion of this security is on loan at February 28, 2025.
(8) To-Be-Announced purchase commitment. Total value of such securities at period-end amounts to $280 and represents 0.4% of net assets.
(9) At February 28, 2025, all or a portion of this security is pledged as collateral and/or margin deposit to cover future funding obligations.
(10) Commercial paper exempt from registration under Section 4(2) of the
Securities Act of 1933 and may be resold in transactions exempt from registration only to dealers in that program or other "accredited investors".
Total value of such securities at period-end amounts to $1,995 and represents 2.7% of net assets.
(11) Seven-day yield
(12) Affiliated Companies
(13) Non-income producing
1M TSFR One month term SOFR (Secured overnight financing rate)
3M TSFR Three month term SOFR (Secured overnight financing rate)
ARM Adjustable Rate Mortgage (ARM); rate shown is effective rate at period-end.
The rates for certain ARMs are not based on a published reference rate and spread but may be determined using a formula based on the rates of the underlying loans.
CLO Collateralized Loan Obligation
CMO Collateralized Mortgage Obligation
FRN Floating Rate Note
OTC Over-the-counter
PTC Pass-Through Certificate
SOFR Secured overnight financing rate
SOFR30A 30-day Average SOFR (Secured overnight financing rate)
STEP Stepped coupon bond for which the coupon rate of interest adjusts on specified date(s); rate shown is effective rate at period-end.
TBA To-Be-Announced

T. ROWE PRICE Short Duration Income Fund

.
.
.
.
.
.
.
.
.
.
UMBS Uniform Mortgage-Backed Securities
VR Variable Rate; rate shown is effective rate at period-end. The rates for certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and based on current market conditions.

T. ROWE PRICE Short Duration Income Fund

(Amounts in 000s, except for contracts)
OPTIONS WRITTEN
 (0.0)%
OTC Options Written (0.0)%
Counterparty Description Contracts
Notional
Amount $ Value
Goldman Sachs
Credit Default Swap,
Protection Bought
(Relevant Credit: Markit
CDX.NA.IG-S43, 5 Year
Index, 12/20/29), Pay
1.00% Quarterly, Receive
upon credit default,
3/19/25 @ 0.55%* 1 7,110 (2)
Total Options Written (Premiums $(1)) $ (2)

T. ROWE PRICE Short Duration Income Fund

(Amounts in 000s)
SWAPS 0.1%
Description
Notional
Amount $ Value
Initial
$ Value **
Unrealized
$ Gain/(Loss)
CENTRALLY CLEARED SWAPS 0.1%
Credit Default Swaps, Protection Sold 0.1%
Protection Sold (Relevant Credit: Markit
CDX.NA.HY-S43, 5 Year Index), Receive
5.00% Quarterly, Pay upon credit
default, 12/20/29 722 63 64 (1)
Total Centrally Cleared Credit Default Swaps,
Protection Sold (1)
Total Centrally Cleared Swaps (1)
Net payments (receipts) of variation margin to date 3
Variation margin receivable (payable) on centrally cleared swaps $ 2
**
Includes interest purchased or sold but not yet collected of $7.

T. ROWE PRICE Short Duration Income Fund

FUTURES CONTRACTS
($000s)
Expiration
Date
Notional
Amount
Value and
Unrealized
Gain (Loss)
Short, 24 U.S. Treasury Notes five year contracts 6/25 (2,591) $ (20)
Short, 15 U.S. Treasury Notes ten year contracts 6/25 (1,666) (18)
Long, 112 U.S. Treasury Notes two year contracts 6/25 23,180 72
Short, 2 Ultra U.S. Treasury Bonds contracts 6/25 (248) (2)
Short, 4 Ultra U.S. Treasury Notes ten year
contracts 6/25 (457) (2)
Net payments (receipts) of variation margin to date (12)
Variation margin receivable (payable) on open futures contracts $ 18

T. ROWE PRICE Short Duration Income Fund

The accompanying notes are an integral part of this Portfolio of Investments.
AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the nine months ended February 28, 2025. Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
T. Rowe Price Government Reserve Fund,
4.41% $ — $ — $ 40++
Totals $ —# $ — $ 40+
Supplementary Investment Schedule
Affiliate
Value
05/31/24
Purchase
Cost
Sales
Cost
Value
2/28/25
T. Rowe Price Government
Reserve Fund, 4.41% $ 1,047  ¤  ¤ $ 4,037
Total $ 4,037^
# Capital gain distributions from underlying Price funds represented $0 of the net realized gain (loss).
++ Excludes earnings on securities lending collateral, which are subject to rebates and fees.
+ Investment income comprised $40 of dividend income and $0 of interest income.
¤ Purchase and sale information not shown for cash management funds.
^ The cost basis of investments in affiliated companies was $4,037.

T. ROWE PRICE Short Duration Income Fund
Unaudited
Notes to Portfolio of Investments

T. Rowe Price Short Duration Income Fund (the fund) is registered under the
Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company and follows accounting and reporting guidance of the
Financial Accounting Standards Board Accounting Standards Codification Topic
946. The accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the United States of America
(GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.
VALUATION
Fair Value   The fund’s financial instruments are valued at the close of the New
York Stock Exchange (NYSE), normally 4 p.m. Eastern time, each day the
NYSE is open for business, and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fund’s Board of Directors (the Board) has designated T. Rowe Price
Associates, Inc. as the fund’s valuation designee (Valuation Designee). Subject to oversight by the Board, the Valuation Designee performs the following functions in performing fair value determinations: assesses and manages valuation risks; establishes and applies fair value methodologies; tests fair value methodologies; and evaluates pricing vendors and pricing agents. The duties and responsibilities of the Valuation Designee are performed by its Valuation
Committee. The Valuation Designee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)

T. ROWE PRICE Short Duration Income Fund

Level 3 – unobservable inputs (including the Valuation Designee’s assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques  Debt securities generally are traded in the over-the-
counter (OTC) market and are valued at prices furnished by independent pricing services or by broker dealers who make markets in such securities. When valuing securities, the independent pricing services consider factors such as, but not limited to, the yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities.
Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation. Listed options, and OTC options with a listed equivalent, are valued at the mean of the closing bid and asked prices and exchange-traded options on futures contracts are valued at closing settlement prices. Futures contracts are valued at closing settlement prices. Swaps are valued at prices furnished by an independent pricing service or independent swap dealers.
Investments for which market quotations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the
Valuation Designee. The Valuation Designee has adopted methodologies for determining the fair value of investments for which market quotations are not readily available or deemed unreliable, including the use of other pricing sources. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations. The Valuation
Designee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market

T. ROWE PRICE Short Duration Income Fund

participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Designee may also consider other valuation methods such as market-based valuation multiples;
a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination.
Fair value determinations are reviewed on a regular basis. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions. Fair value prices determined by the Valuation Designee could differ from those of other market participants, and it is possible that the fair value determined for a security may be materially different from the value that could be realized upon the sale of that security.
Valuation Inputs   The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on February 28, 2025
(for further detail by category, please refer to the accompanying Portfolio of Investments):
($000s)
Level 1 Level 2 Level 3 Total Value
Assets
Fixed Income Securities
1
$ — $ 48,140 $ — $ 48,140
Asset-Backed Securities — 19,593 129 19,722
Bank Loans — 587 135 722
Short-Term Investments 3,540 1,995 — 5,535
Securities Lending Collateral 497 — — 497
Options Purchased — 52 — 52
Total Securities 4,037 70,367 264 74,668
Futures Contracts* 72 — — 72
Total $ 4,109 $ 70,367 $ 264 $ 74,740
Liabilities
Options Written $ — $ 2 $ — $ 2
Swaps* — 1 — 1
Futures Contracts* 42 — — 42
Total $ 42 $ 3 $ — $ 45

T. ROWE PRICE Short Duration Income Fund

OTHER MATTERS
Unpredictable environmental, political, social and economic events, including but not limited to, environmental or natural disasters, war and conflict (including
Russia’s military invasion of Ukraine and the conflict in Israel, Gaza and surrounding areas), terrorism, geopolitical developments (including trading and tariff arrangements, sanctions and cybersecurity attacks), and public health epidemics (including the global outbreak of COVID-19) and similar public health threats, may significantly affect the economy and the markets and issuers in which a fund invests. The extent and duration of such events and resulting market disruptions cannot be predicted. These and other similar events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-existing political, social, and economic risks. The fund’s performance could be negatively impacted if the value of a portfolio holding were harmed by these or such events. Management actively monitors the risks and financial impacts arising from such events.
F1305-054Q3 02/25
1
Includes Corporate Bonds, Foreign Government Obligations & Municipalities, Non-U.S.
Government Mortgage-Backed Securities, U.S. Government & Agency Mortgage-Backed
Securities and U.S. Government Agency Obligations (Excluding Mortgage-Backed).
* The fair value presented includes cumulative gain (loss) on open futures contracts and centrally cleared swaps; however, the net value reflected on the accompanying Portfolio of Investments is only the unsettled variation margin receivable (payable) at that date.